Property, Equipment and Software (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, equipment and software
Property, equipment and software consisted of the following as of September 30, 2025, and December 31, 2024 (in thousands
)
:

	September 30, 2025	December 31, 2024
Probe cards and photomasks	$12,435	$10,083
Equipment	4,642	4,386
Software	331	298
Leasehold improvements	896	728
Furniture and fixtures	290	279

Total	18,594	15,774
Less: Accumulated depreciation and amortization	(14,244)	(13,158)

Property, equipment and software, net	$4,350	$2,616

Property, equipment and software consisted of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Probe cards and photomasks	$10,083	$8,046
Equipment	4,386	4,327
Software	298	303
Leasehold improvements	728	589
Furniture and fixtures	279	283

Total	15,774	13,548
Less: Accumulated depreciation and amortization	(13,158)	(11,565)

Property, equipment and software, net	$2,616	$1,983